[LOGO]
EATON VANCE-REGISTERED TRADEMARK-
=================================
MUTUAL FUNDS

INVESTING FOR THE 21ST CENTURY-REGISTERED TRADEMARK-


[GRAPHIC OF ADDING MACHINE]


ANNUAL REPORT DECEMBER 31, 2000



                                   EATON VANCE
                                      SMALL
                                     COMPANY
                                     GROWTH
                                      FUND


[GRAPHIC OF NYSE FLAG]


[GRAPHIC OF FLAG AND NY STOCK EXCHANGE]

EATON VANCE SMALL COMPANY GROWTH FUND AS OF DECEMBER 31, 2000

LETTER TO SHAREHOLDERS

[PHOTO OF JAMES B. HAWKES]
JAMES B. HAWKES
PRESIDENT

Eaton Vance Small Company Growth Fund had a total return of 2.83% for the year ended December 31, 2000. That return was the result of a decrease in net asset value per share (NAV) from $22.63 on December 31, 1999 to $18.70 on December 31, 2000, and the reinvestment of $5.408 in capital gains.(1)

By comparison, the S&P 600 Small Cap Index - a widely recognized, unmanaged index of small capitalization stocks - had a total return of 11.80% for the same period.(2)

SLOWER ECONOMIC GROWTH AND WEAKER EARNINGS PRODUCED A VOLATILE MARKET IN 2000...

Shifting economic momentum, together with a sharp sell-off in the technology sector, contributed to a volatile market in 2000. A look at the economic figures is helpful. In the fourth quarter of 1999, gross domestic product (GDP) expanded at an annualized rate of 7.3%. By the fourth quarter of 2000, however, economic growth had moderated significantly, with GDP growing a mere 1.4%, according to estimates. By the second half of the year, the Federal Reserve, which had pushed interest rates higher for a year in an effort to slow inflation, conceded that the economy may be weaker than anticipated. The slower economy was accompanied by news of weaker corporate earnings. With the increasing tide of bad news, stocks were poised for a correction.

2000 BROUGHT MORE RATIONAL VALUATIONS TO THE SMALL STOCK UNIVERSE...

One major positive in the unnerving volatility of the past year was a return to more rational stock valuations. Amid the "dot com" mania of recent years, investors pushed many stocks of companies with untested business plans and phantom earnings to unthinkably high price levels, often with unpleasant consequences. Although volatile, 2000 brought the return of reason to stock valuations, a development we believe will be healthy for investors and for the market over the long-term.

While the near-term economic outlook is uncertain, we are optimistic about the potential for small companies to be a long-term source of innovation and opportunity. Small companies often display more versatility and ability to generate strong revenue growth. We remain enthusiastic about the earnings potential of this segment of the market. In the following pages, portfolio manager Jack Smiley discusses the past year and provides his thoughts on small company growth stocks in the year ahead.

                             Sincerely,
                             /s/ James B. Hawkes
                             James B. Hawkes
                             President
                             February 7, 2001


--------------------------------------------------------------------------------

FUND INFORMATION
AS OF DECEMBER 31, 2000

PERFORMANCE(3)
----------------------------------------------
Average Annual Total Return
----------------------------------------------
One year                                2.83%
Life of Fund (1/2/97)                  31.09

SEC Average Annual Total Return
----------------------------------------------
One year                               -3.08%
Life of Fund (1/2/97)                  29.17

TEN LARGEST HOLDINGS(4)
----------------------------------------------
BISYS Group, Inc. (The)                  1.9%
Entercom Communications Corp.            1.7
Iron Mountain, Inc.                      1.7
Apollo Group, Inc.                       1.7
Getty Images, Inc.                       1.6
Waddell & Reed Financial, Inc. Class A   1.6
Interwoven, Inc.                         1.5
Forrester Research, Inc.                 1.4
Anaren Microwave, Inc.                   1.3
SBA Communications Corp.                 1.3


(1)This return does not include the Fund's maximum 5.75% sales charge.

(2)It is not possible to invest directly in an Index.

(3)Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual return reflects the Fund's maximum 5.75% sales charge. Due to the Fund's relatively small size, its performance for the year ended 12/31/00 and since inception benefited significantly from participation in certain initial public offerings (IPOs). As fund assets grow, IPO activity should have less of an effect on fund performance.

(4)Because the Fund is actively managed, holdings are subject to change. Ten largest holdings represent 15.7% of the Fund's net assets.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE SMALL COMPANY GROWTH FUND AS OF DECEMBER 31, 2000

MANAGEMENT DISCUSSION

[PHOTO OF E. (JACK) SMILEY, JR.]
EDWARD E. (JACK) SMILEY, JR.
PORTFOLIO MANAGER


AN INTERVIEW WITH EDWARD E. (JACK) SMILEY, JR., PORTFOLIO MANAGER OF EATON VANCE SMALL COMPANY GROWTH FUND


Q: JACK, 2000 WAS A DIFFICULT YEAR FOR THE FINANCIAL MARKETS. HOW WOULD YOU
   CHARACTERIZE THE CLIMATE FOR SMALL COMPANY STOCKS?

A: This year marked one of the most challenging investment periods in recent memory. The volatility that characterized the financial markets in general was especially evident within the small stock segment. That volatility was the result of several factors, including the Federal Reserve's continued hikes in short-term interest rates in the first half, a surge in global energy prices, increasing signs of an economic slowdown and a rising tide of earnings disappointments. Finally, the tightening in the capital markets, especially the high-yield bond market, had an impact on smaller companies for whom financing is critical to early-stage development.

   While there were profit shortfalls in industrial and cyclical sectors, the most dramatic profit declines were in the technology sector. The increasing volatility produced a difficult climate for small company stocks and placed a higher premium on stock-picking.

Q: YOU MENTIONED THAT TECHNOLOGY WAS ESPECIALLY HARD-HIT IN 2000. WHAT
   CONTRIBUTED TO THE SECTOR'S DIFFICULTIES?

A: In recent years, technology has accounted for major increases in productivity and the investment that businesses have made in technology have paid off handsomely. However, with signs of a serious slowdown in the economy, many businesses have indicated plans to reduce technology expenditures in 2001, opting instead to rely on current technology platforms until business conditions improve. These cutbacks in expenditures could very well result in slower sales for some segments of the technology sector, including commodity semiconductors, personal computers and some software areas.

   Another trend that worked against technology was that investors became increasingly demanding of so-called "new economy" companies. Those companies with failing business models or poor earnings visibility received increasingly harsh treatment. As a result, many of the "dot coms" and Internet-related companies experienced extremely sharp price declines.

Q: WHAT CHANGES HAVE YOU MADE TO THE FUND IN RECENT MONTHS?

A: We've made some adjustments to reflect a changing economic outlook and shifted our emphasis somewhat. Business services and technology represent a significant portion of

--------------------------------------------------------------------------------

FIVE LARGEST INDUSTRY WEIGHTINGS(1)

                                     (1)Because the Fund is actively managed, Industry Weightings are subject to change.



Computer Software                        11.6%

Business Services                    10.7%

Medical Products                   7.2%

Electronics - Semiconductors    5.8%

Information Services          5.7%



--------------------------------------------------------------------------------
  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER
    OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

EATON VANCE SMALL COMPANY GROWTH FUND AS OF DECEMBER 31, 2000

MANAGEMENT DISCUSSION CONT'D

   the small stock universe and will continue to play a major role in the Fund. However, we have become increasingly selective in these areas, focusing on companies with value-added products and services that we believe can sustain demand through a slower economy.

   The Fund has also maintained an exposure to healthcare-related areas, including medical products and biotechnology. These sectors have historically been less economically-sensitive and therefore considered good defensive areas in a weaker economy. Education is another sector where we have significant investments. Some well-positioned companies have benefited from the search for educational alternatives and the fact that education is currently at the top of the nation's political agenda.

   Energy companies, including oil and gas producers and energy services companies, have been major beneficiaries of higher energy prices over the past year. Higher energy prices have prompted a modest upswing in new exploration activity. In addition, there is increasing talk of developing a national energy policy to promote the domestic energy industry and make the U.S. less dependant on foreign sources. Finally, we maintained investments in some well-placed investment services companies. A weaker economy and a trend toward lower interest rates would likely help investment services companies, which also benefit from the continuing wealth-building among soon-to-retire baby-boomers.

Q: YOU MENTIONED BECOMING MORE SELECTIVE TOWARD BUSINESS SERVICES AND TECHNOLOGY
   COMPANIES. COULD YOU GIVE SOME EXAMPLES?

A: Yes. Iron Mountain, Inc. is a good example of a company we believe can sustain sales momentum through a softer business environment. As a provider of record and information management services, Iron Mountain has been a beneficiary of a trend toward out-sourcing of business services. The company provides physical and electronic storage and retrieval services for a well-diversified customer base that includes financial services, law firms, entertainment and government agencies. Iron Mountain saw revenues rise more than 90% in the first nine months of 2000.

   Forrester Research, Inc. is a research company that provides businesses with analysis of how technology and Internet may affect business trends and consumer attitudes. Forrester helps companies determine how they may broaden their market opportunities and fine-tune their Internet strategies. Reflecting its increasing client base, the company's revenues rose 83% for the first nine months of 2000.

Q: YOU INDICATED THAT THE PORTFOLIO HAD SOME LARGE INVESTMENTS IN THE EDUCATION
   SECTOR. COULD YOU ELABORATE?

A: Yes. Studies have consistently shown the strong correlation between education and earnings power. Currently, about 56% of the workforce has a college degree. One of the Fund's largest holdings was Apollo Group, Inc. The company provides higher education for working adults through 55 campuses and 98 learning centers in the U.S., Puerto Rico and Canada. These programs address the growing need within industry for technologically-proficient workers. Apollo enjoyed a 48% rise in fourth quarter earnings, reflecting rising student enrollments and higher tuition levels. Another such company, Career Education Corp., provides career-oriented training in 15 states, with a focus on areas such as communications, information and design technology and culinary arts.

Q: YOU SUGGESTED THAT THE CURRENT ECONOMIC CLIMATE MAY BE BENEFICIAL FOR THE
   INVESTMENT SERVICES SECTOR. CAN YOU GIVE AN EXAMPLE OF AN INVESTMENT IN THAT SECTOR?

A: Yes. Waddell & Reed Financial is an asset manager that has generated very impressive growth in recent years. The company offers mutual funds and insurance-based products and saw revenues rise 47% in 2000, due primarily to

EATON VANCE SMALL COMPANY GROWTH FUND AS OF DECEMBER 31, 2000

MANAGEMENT DISCUSSION CONT'D

   a 13% rise in assets under management. Waddell has benefited from a trend toward wealth accumulation among baby-boomers as well as from an acquisition strategy that has added significantly to the company's asset base in recent years.

Q: WHAT WERE SOME OF THE WEAKER AREAS FOR THE FUND DURING THE PAST YEAR?

A: Telecommunications product companies were a disappointing sector. These companies' products include fiber optics, modems, wireless software and network equipment for telecom service providers. Rising competition and falling prices within the telecom sector have prompted many telecom service providers to re-think their business models, with some companies reducing or eliminating their voice exposure altogether. That, in turn, has resulted in weaker demand for telecom and network equipment. The performance of the equipment company stocks reflected the group's uncertain outlook.

Q: JACK, WHAT IS YOUR OUTLOOK FOR SMALLER GROWTH STOCKS IN THE COMING YEAR?

A: Clearly, the market sell-off in the second half of 2000 reflected the prospect of an earnings slowdown, especially in technology. Given the strong run the equity markets had in the 1990s, a market correction was not altogether unexpected. Looking forward, I believe that stock selection will be key to performance, especially if a weaker economy results in slower spending.

   A more accommodative Fed policy could reinvigorate the economy over time. With their newly attractive valuations, the small stock component of the market is increasingly interesting. I believe that selected, niche companies with value-added products can continue to generate above-average earnings growth. While the uncertain economy may signal caution, the Fund will continue to seek opportunities among promising small companies.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE SMALL COMPANY GROWTH FUND VS. THE STANDARD & POOR'S SMALL CAP 600 INDEX*

January 31, 1997 - December 31, 2000

                          FUND                 FUND                 S&P
                      VALUE AT           VALUE WITH        SMALLCAP 600
DATE                       NAV         SALES CHARGE               INDEX
----------------------------------------------------------------------------
1/31/1997              $10,000               $9,525             $10,000
2/28/1997               $9,324               $8,789              $9,793
3/31/1997               $8,725               $8,226              $9,290
4/30/1997               $8,745               $8,244              $9,404
5/31/1997              $10,029               $9,455             $10,509
6/30/1997              $10,549               $9,945             $10,973
7/31/1997              $11,088              $10,453             $11,663
8/31/1997              $11,245              $10,601             $11,957
9/30/1997              $11,853              $11,174             $12,748
10/31/1997             $11,412              $10,758             $12,198
11/30/1997             $11,275              $10,628             $12,109
12/31/1997             $11,692              $11,022             $12,353
1/31/1998              $11,573              $10,910             $12,112
2/28/1998              $12,490              $11,775             $13,216
3/31/1998              $13,063              $12,314             $13,720
4/30/1998              $13,289              $12,528             $13,801
5/31/1998              $12,404              $11,693             $13,070
6/30/1998              $13,052              $12,304             $13,107
7/31/1998              $12,318              $11,612             $12,106
8/31/1998               $9,997               $9,424              $9,769
9/30/1998              $10,806              $10,187             $10,367
10/31/1998             $11,389              $10,737             $10,849
11/30/1998             $12,188              $11,490             $11,460
12/31/1998             $13,464              $12,693             $12,191
1/31/1999              $13,724              $12,937             $12,039
2/28/1999              $12,890              $12,152             $10,954
3/31/1999              $13,269              $12,509             $11,095
4/30/1999              $13,713              $12,927             $11,828
5/31/1999              $14,438              $13,611             $12,116
6/30/1999              $15,629              $14,733             $12,806
7/31/1999              $16,300              $15,366             $12,693
8/31/1999              $16,332              $15,396             $12,134
9/30/1999              $17,620              $16,610             $12,186
10/31/1999             $20,553              $19,375             $12,156
11/30/1999             $22,988              $21,671             $12,667
12/31/1999             $28,158              $26,545             $13,704
1/31/2000              $26,877              $25,337             $13,280
2/29/2000              $32,140              $30,298             $15,058
3/31/2000              $37,703              $35,542             $14,501
4/30/2000              $32,239              $30,391             $14,253
5/31/2000              $30,217              $28,485             $13,830
6/30/2000              $36,541              $34,447             $14,648
7/31/2000              $34,160              $32,203             $14,288
8/31/2000              $36,942              $34,826             $15,555
9/30/2000              $35,243              $33,224             $15,131
10/31/2000             $33,084              $31,188             $15,226
11/30/2000             $26,795              $25,259             $13,641
12/31/2000             $28,954              $27,295             $15,323


PERFORMANCE**

--------------------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------------------
One year                              2.83%
Life of Fund (1/2/97)                31.09

SEC Average Annual Total Return
--------------------------------------------------------------------------------
One year                             -3.08%
Life of Fund (1/2/97)                29.17

* Source: TowersData, Bethesda, MD.; Lipper, Inc. Investment operations commenced 1/2/97. Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

   The chart compares the Fund's total return with that of the S&P 600 Small Cap Index, a broad-based, unmanaged market index of small-capitalization stocks. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns reflect the maximum 5.75% sales charge. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EATON VANCE SMALL COMPANY GROWTH FUND AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2000
Assets
-----------------------------------------------------
Investment in Small Company Growth
   Portfolio, at value
   (identified cost, $2,532,559)          $ 2,574,682
Receivable for Fund shares sold                68,478
Receivable from the Investment Adviser         30,666
Deferred organization expenses                    318
-----------------------------------------------------
TOTAL ASSETS                              $ 2,674,144
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable to affiliate for service fees     $       802
Payable for Fund shares redeemed                  717
Accrued expenses                                3,990
-----------------------------------------------------
TOTAL LIABILITIES                         $     5,509
-----------------------------------------------------
NET ASSETS                                $ 2,668,635
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $ 2,825,603
Accumulated distributions in excess of
   net realized gain from Portfolio
   (computed on the basis of
   identified cost)                          (199,091)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                            42,123
-----------------------------------------------------
TOTAL                                     $ 2,668,635
-----------------------------------------------------
Shares
-----------------------------------------------------
NET ASSETS                                $ 2,668,635
SHARES OUTSTANDING                            142,741
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (NET ASSETS  DIVIDED BY SHARES OF
      BENEFICIAL INTEREST OUTSTANDING)    $     18.70
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 OF $18.70)      $     19.84
-----------------------------------------------------

 On sales of $50,000 or more, the offering price of shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2000
Investment Income
---------------------------------------------------
Interest allocated from Portfolio         $   3,615
Dividends allocated from Portfolio            1,044
Expenses allocated from Portfolio           (23,596)
---------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $ (18,937)
---------------------------------------------------
Dividends                                 $     419
Expenses
---------------------------------------------------
Investment adviser fee                    $   2,153
Administration fee                            1,656
Service fees                                  2,071
Registration fees                            26,402
Legal and accounting services                20,160
Printing and postage                          4,976
Custodian fee                                 4,333
Transfer and dividend disbursing agent
   fees                                       2,691
Amortization of organization expenses           250
Miscellaneous                                   562
---------------------------------------------------
TOTAL EXPENSES                            $  65,254
---------------------------------------------------
Deduct --
   Reduction of custodian fee             $     560
   Waiver of investment adviser fee           2,153
   Waiver and/or reimbursement by
      Administrator                          62,321
---------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  65,034
---------------------------------------------------

NET EXPENSES                              $     220
---------------------------------------------------

NET INVESTMENT LOSS                       $ (18,738)
---------------------------------------------------
Realized and Unrealized Gain (Loss)
---------------------------------------------------
Net realized gain (loss) from
   Portfolio --
   Investment transactions (identified
      cost basis)                         $(278,582)
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 264,194
---------------------------------------------------
NET REALIZED LOSS                         $ (14,388)
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) from Portfolio --
   Investments (identified cost basis)    $ (79,407)
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(141,137)
---------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(220,544)
---------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(234,932)
---------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(253,670)
---------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL COMPANY GROWTH FUND AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2000  DECEMBER 31, 1999
------------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $         (18,738) $           1,058
   Net realized gain (loss)                         (14,388)           259,360
   Net change in unrealized
      appreciation (depreciation)                  (220,544)           181,348
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $        (253,670) $         441,766
------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income             $              --  $            (871)
   From net realized gain                          (137,104)           (92,176)
   In excess of net realized gain                  (179,301)                --
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $        (316,405) $         (93,047)
------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares           $       2,501,073  $         130,101
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared                        162,550             29,728
   Cost of shares redeemed                         (162,881)          (139,027)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $       2,500,742  $          20,802
------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $       1,930,667  $         369,521
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $         737,968  $         368,447
------------------------------------------------------------------------------
AT END OF YEAR                            $       2,668,635  $         737,968
------------------------------------------------------------------------------

Accumulated undistributed net
investment income
included in net assets
------------------------------------------------------------------------------
AT END OF YEAR                            $              --  $             187
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL COMPANY GROWTH FUND AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                               YEAR ENDED DECEMBER 31,
                                  --------------------------------------------------
                                    2000(1)        1999        1998(1)        1997
------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $22.630      $12.440       $10.830      $10.000
------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------
Net investment income (loss)        $(0.303)     $ 0.034       $ 0.028      $ 0.017
Net realized and unrealized
   gain                               1.781(2)    13.149         1.612        1.871
------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS        $ 1.478      $13.183       $ 1.640      $ 1.888
------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------
From net investment income          $    --      $(0.028)      $(0.030)     $    --
From net realized gain               (2.516)      (2.965)           --       (0.956)
In excess of net realized gain       (2.892)          --            --       (0.102)
------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(5.408)     $(2.993)      $(0.030)     $(1.058)
------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $18.700      $22.630       $12.440      $10.830
------------------------------------------------------------------------------------

TOTAL RETURN(3)                        2.83%      109.14%        15.16%       19.26%
------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 2,669      $   738       $   368      $   307
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                     1.89%        0.23%         0.13%        0.18%
   Net expenses after
      custodian fee
      reduction(4)                     1.70%          --            --           --
   Net investment income
      (loss)                          (1.34)%       0.22%         0.25%        0.18%
Portfolio Turnover of the
   Portfolio                             89%*         --            --           --
Portfolio Turnover of the
   Fund(5)                               93%         149%          122%           2%
------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a waiver of the investment adviser fee, and a waiver and/or reimbursement of expenses by the
   Administrator or Adviser. Had such actions not been taken, net investment loss per share and the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         7.24%        7.79%         9.93%       10.31%
   Expenses after custodian
      fee reduction(4)                 7.05%        7.56%         9.81%       10.13%
   Net investment loss                (6.69)%      (7.34)%       (9.56)%      (9.95)%
Net investment loss per share       $(1.510)     $(1.094)      $(1.300)     $(0.900)
------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses for the period ended December 31, 2000.
 (5) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities.
 * For the period from the start of business, May 1, 2000, to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL COMPANY GROWTH FUND AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Small Company Growth Fund (formerly Eaton Vance Emerging Growth
   Fund) (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's shares are generally sold subject to a sales charge imposed at time of purchase. The Fund invests all of its investable assets in interests in Small Company Growth Portfolio (the Portfolio), which is a New York trust. The investment objective and policies of the Portfolio are the same as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 39.4% at December 31, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. Prior to the Fund's investment in the Portfolio, the Fund held its investments directly. During this period, dividend income was recorded on the ex-dividend date for dividends received in cash and/or securities.

 C Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's and the Portfolio's custodian fees are reported as a reduction of total expenses in the Fund's and Portfolio's respective Statements of Operations.

 E Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $120,854 as a long-term capital gain distribution for its taxable year ended December 31, 2000. At December 31, 2000, net capital losses of $148,899 attributable to security transactions incurred after October 31, 2000, are treated as arising on the first day of the Fund's current taxable year.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income earned by the Fund or allocated to the Fund by the Portfolio, and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) realized by the Fund or allocated to the Fund by the Portfolio, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes only are classified as distributions in

EATON VANCE SMALL COMPANY GROWTH FUND AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   excess of net investment income or net realized gains on investments. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              YEAR ENDED DECEMBER 31,
                                              -----------------------
                                                 2000         1999
    -----------------------------------------------------------------
    Sales                                       109,779       7,770
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  6,767       1,487
    Redemptions                                  (6,411)     (6,258)
    -----------------------------------------------------------------
    NET INCREASE                                110,135       2,999
    -----------------------------------------------------------------

   At December 31, 2000, Eaton Vance Management owned 14% of the outstanding shares of the Fund.

4 Transactions with Affiliates
-------------------------------------------
   Effective May 1, 2000 Eaton Vance Management (EVM) earns an administration fee as compensation for providing the Fund with administrative services. The fee is at an annual rate of 0.15% of the Fund's average daily net assets and amounted to $1,656 for the period from May 1, 2000 to December 31, 2000. To reduce the net operating loss of the Fund, EVM voluntarily agreed to waive and/or reimburse $62,321 of the Fund's operating expenses. Prior to the Fund's investment in the portfolio, EVM earned an investment adviser fee as compensation for management and investment advisory services rendered to the Fund. The fee was at an annual rate of 0.75% of the Fund's average daily net assets up to $500 million, and amounted to $2,153 for that period. To reduce the net operating loss of the Fund, EVM voluntarily agreed to waive its investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $8,114 as its portion of the sales charge on sales of shares for the year ended December 31, 2000.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Service Plan
-------------------------------------------
   The Trustees of the Fund adopted a Service Plan designed to meet the requirement of Rule 12b-1 under the Investment Company Act of 1940 and service fee requirements of the sales charge rule of the National Association of Securities Dealers Inc. The Service Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. The Trustees approved quarterly service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to shares sold on or after October 12, 1999, and 0.25% per annum for shares sold prior thereto and outstanding for at least one year. Service fees are separate and distinct from the sales commissions payable by the Fund to EVD. Service fee payments for the year ended December 31, 2000 amounted to $2,071.

6 Investment Transactions
-------------------------------------------
   Purchase and sales of investments, other than short-term obligations, aggregated $784,160 and $901,502, respectively, for the period from January 1, 2000 to April 30, 2000. Subsequent to the transfer of assets to the Portfolio on May 1, 2000, increases and decreases in the Fund's investment in the Portfolio aggregated $2,392,149 and $389,790 respectively, for the period from May 1, 2000 to December 31, 2000.

7 Name Change
-------------------------------------------
   Effective May 1, 2000, Eaton Vance Emerging Growth Fund changed its name to Eaton Vance Small Company Growth Fund.

8 Transfer of Net Assets
-------------------------------------------
   On May 1, 2000, the Fund transferred its net assets (substantially all of its investable assets) to the Portfolio in exchange for interests in the Portfolio. The Fund transferred net assets with a value of $949,249, including unrealized appreciation of $121,530.

EATON VANCE SMALL COMPANY GROWTH FUND AS OF DECEMBER 31, 2000

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE SMALL COMPANY GROWTH FUND:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Small Company Growth Fund, formerly the Eaton Vance Emerging Growth Fund (the "Fund") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 9, 2001

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 96.2%

SECURITY                                  SHARES           VALUE
---------------------------------------------------------------------
Advertising -- 3.3%
---------------------------------------------------------------------
Catalina Marketing Corp.(1)                    2,100       $   81,769
Getty Images, Inc.(1)                          3,300          105,600
Harte-Hanks Communications, Inc.               1,300           30,794
---------------------------------------------------------------------
                                                           $  218,163
---------------------------------------------------------------------
Auto and Parts -- 0.5%
---------------------------------------------------------------------
Gentex Corp.(1)                                1,700       $   31,662
---------------------------------------------------------------------
                                                           $   31,662
---------------------------------------------------------------------
Banks - Regional -- 0.4%
---------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                       600       $   25,087
---------------------------------------------------------------------
                                                           $   25,087
---------------------------------------------------------------------
Broadcasting and Cable -- 0.8%
---------------------------------------------------------------------
Pegasus Communications Corp.(1)                2,000       $   51,500
---------------------------------------------------------------------
                                                           $   51,500
---------------------------------------------------------------------
Broadcasting and Radio -- 3.2%
---------------------------------------------------------------------
Cox Radio, Inc.(1)                             3,500       $   78,969
Entercom Communications Corp.(1)               3,300          113,644
Sirius Satellite Radio, Inc.(1)                  600           17,963
---------------------------------------------------------------------
                                                           $  210,576
---------------------------------------------------------------------
Business Services - Miscellaneous -- 10.7%
---------------------------------------------------------------------
BreezeCom Ltd.(1)                              1,600       $   22,900
DiamondCluster International, Inc.(1)          2,200           67,100
Fair, Isaac and Co., Inc.                      1,400           71,400
Forrester Research, Inc.(1)                    1,800           90,113
Heidrick and Struggles International,
Inc.(1)                                        1,500           63,094
Hotel Reservations Network, Inc.(1)            1,000           28,375
I-many, Inc.(1)                                2,300           28,606
Internet.com Corp.(1)                          1,600            9,500
Iron Mountain, Inc.(1)                         3,000          111,375
L90, Inc.(1)                                   2,000            8,625
LifeMinders, Inc.(1)                           2,000            7,000
On Assignment, Inc.(1)                         2,300       $   65,550
SECURITY                                  SHARES           VALUE
---------------------------------------------------------------------

Business Services - Miscellaneous (continued)
---------------------------------------------------------------------
Pivotal Corp.(1)                               2,000           74,125
United Stationers(1)                           2,300           55,200
---------------------------------------------------------------------
                                                           $  702,963
---------------------------------------------------------------------
Chemicals -- 0.8%
---------------------------------------------------------------------
Solutia, Inc.                                  4,500       $   54,000
---------------------------------------------------------------------
                                                           $   54,000
---------------------------------------------------------------------
Communications Equipment -- 3.3%
---------------------------------------------------------------------
Aether Systems, Inc.(1)                          900       $   35,212
Centillium Communications, Inc.(1)             1,500           33,375
Ditech Communications Co.(1)                     400            6,425
InFocus Corp.(1)                               1,200           17,700
Proxim, Inc.(1)                                1,200           51,600
Tekelec(1)                                     2,300           69,000
---------------------------------------------------------------------
                                                           $  213,312
---------------------------------------------------------------------
Computer Software -- 11.6%
---------------------------------------------------------------------
Advent Software, Inc.(1)                       1,900       $   76,119
Bluestone Software, Inc.(1)                    1,500           22,687
FileNET Corp.(1)                               1,400           38,150
Great Plains Software, Inc.(1)                   800           37,650
HNC Software, Inc.(1)                          1,600           47,500
Interwoven, Inc.(1)                            1,500           98,906
Liberate Technologies, Inc.(1)                 3,000           40,875
Netegrity, Inc.(1)                               800           43,500
NetIQ Corp.(1)                                   500           43,687
Numerical Technologies, Inc.(1)                  900           16,256
Precise Software Solutions Ltd.(1)             1,900           47,025
Retek, Inc.(1)                                 1,300           31,687
SERENA Software, Inc.(1)                       1,800           61,622
SilverStream Software, Inc.(1)                 1,900           39,188
Synplicity, Inc.(1)                            1,500           21,750
TIBCO Software, Inc.(1)                          700           33,556
WatchGuard Technologies, Inc.(1)               1,800           56,925
---------------------------------------------------------------------
                                                           $  757,083
---------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
---------------------------------------------------------------------
Drugs -- 2.7%
---------------------------------------------------------------------
Adolor Corp.(1)                                1,300       $   28,600
Alkermes, Inc.(1)                              1,000           31,375
Cell Therapeutics, Inc.(1)                       800           36,050
Cephalon, Inc.(1)                                400           25,325
Esperion Therapeutics, Inc.(1)                 2,000           21,750
POZEN, Inc.(1)                                 1,100           20,075
Vertex Pharmaceuticals, Inc.(1)                  200           14,300
---------------------------------------------------------------------
                                                           $  177,475
---------------------------------------------------------------------
Education -- 4.4%
---------------------------------------------------------------------
Apollo Group, Inc.(1)                          2,200       $  108,212
Career Education Corp.(1)                      2,200           86,075
Devry, Inc.(1)                                   900           33,975
Edison Schools, Inc.(1)                        1,800           56,700
---------------------------------------------------------------------
                                                           $  284,962
---------------------------------------------------------------------
Electrical Equipment -- 1.3%
---------------------------------------------------------------------
Pemstar, Inc.(1)                               6,200       $   54,637
Plexus Corp.(1)                                  900           27,352
---------------------------------------------------------------------
                                                           $   81,989
---------------------------------------------------------------------
Electronics - Instruments -- 1.4%
---------------------------------------------------------------------
Cognex Corp.(1)                                1,000       $   22,125
Digimarc Corp.(1)                              1,500           24,750
Keithley Instruments, Inc.                     1,100           47,369
---------------------------------------------------------------------
                                                           $   94,244
---------------------------------------------------------------------
Electronics - Semiconductors -- 5.8%
---------------------------------------------------------------------
Alpha Industries, Inc.(1)                      1,300       $   48,100
Applied Micro Circuits Corp.(1)                  500           37,523
Dallas Semiconductor Corp.                     1,200           30,750
Dupont Photomasks, Inc.(1)                       500           26,422
Elantec Semiconductor, Inc.(1)                 1,100           30,525
Exar Corp.(1)                                  2,600           80,559
Microchip Technology, Inc.(1)                    225            4,936
Millipore Corp.                                  800           50,400
Pixelworks, Inc.(1)                            1,700           38,037
Three-Five Systems, Inc.(1)                    1,200           21,600
Zoran Corp.(1)                                   800           12,400
---------------------------------------------------------------------
                                                           $  381,252
---------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
---------------------------------------------------------------------
Energy Sources -- 0.2%
---------------------------------------------------------------------
Hydrogenics Corp.(1)                           2,300       $   10,062
---------------------------------------------------------------------
                                                           $   10,062
---------------------------------------------------------------------
Entertainment -- 0.5%
---------------------------------------------------------------------
Speedway Motorsports, Inc.(1)                  1,400       $   33,600
---------------------------------------------------------------------
                                                           $   33,600
---------------------------------------------------------------------
Foods -- 0.8%
---------------------------------------------------------------------
Flowers Industries, Inc.                       3,200       $   50,400
---------------------------------------------------------------------
                                                           $   50,400
---------------------------------------------------------------------
Health Services -- 2.7%
---------------------------------------------------------------------
Accredo Health, Inc.(1)                          700       $   35,131
IMPATH, Inc.(1)                                  700           46,550
MiniMed, Inc.(1)                                 900           37,828
Province Healthcare Co.(1)                       900           35,437
Renal Care Group, Inc.(1)                        800           21,938
---------------------------------------------------------------------
                                                           $  176,884
---------------------------------------------------------------------
Information Services -- 5.7%
---------------------------------------------------------------------
Acxiom Corp.(1)                                1,900       $   73,981
BISYS Group, Inc. (The)(1)                     2,400          125,100
Cerner Corp.(1)                                  400           18,500
IntraNet Solutions, Inc.(1)                    1,300           66,300
Ixia(1)                                        2,200           50,325
Perot Systems Corp.(1)                         4,400           40,425
---------------------------------------------------------------------
                                                           $  374,631
---------------------------------------------------------------------
Insurance -- 1.0%
---------------------------------------------------------------------
First American Corp.                           1,900       $   62,462
---------------------------------------------------------------------
                                                           $   62,462
---------------------------------------------------------------------
Investment Services -- 1.6%
---------------------------------------------------------------------
Waddell & Reed Financial, Inc., Class A        2,700       $  101,587
---------------------------------------------------------------------
                                                           $  101,587
---------------------------------------------------------------------
Medical - Biomed / Genetics -- 2.4%
---------------------------------------------------------------------
Aviron(1)                                        300       $   20,044
deCode Genetics, Inc.(1)                       1,200           12,600
EntreMed, Inc.(1)                              1,300           22,425

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
---------------------------------------------------------------------

Medical - Biomed / Genetics (continued)
---------------------------------------------------------------------
Genzyme Transgenics Corp.(1)                   1,000       $   14,313
Orchid Biosciences, Inc.(1)                    2,500           35,000
PRAECIS Pharmaceuticals, Inc.(1)               1,100           32,175
Sequenom, Inc.(1)                              1,600           22,400
---------------------------------------------------------------------
                                                           $  158,957
---------------------------------------------------------------------
Medical Products -- 7.2%
---------------------------------------------------------------------
ArthroCare Corp.(1)                            3,000       $   58,500
Closure Medical Corp.(1)                       1,300           46,800
Cyberonics, Inc.(1)                            1,500           34,875
Cytyc Corp.(1)                                   700           43,794
Haemonetics Corp.(1)                           2,100           64,838
Novoste Corp.(1)                               1,500           41,250
Resmed, Inc.(1)                                2,000           79,750
Thermo Cardiosystems, Inc.(1)                  1,400           12,250
Thoratec Laboratories Corp.(1)                 3,600           39,600
Zoll Medical Corp.(1)                          1,400           49,088
---------------------------------------------------------------------
                                                           $  470,745
---------------------------------------------------------------------
Metals - Industrial -- 1.2%
---------------------------------------------------------------------
Shaw Group, Inc.(1)                            1,400       $   70,000
Stillwater Mining Co.(1)                         250            9,838
---------------------------------------------------------------------
                                                           $   79,838
---------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.7%
---------------------------------------------------------------------
Core Laboratories N.V.(1)                      1,800       $   49,163
---------------------------------------------------------------------
                                                           $   49,163
---------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 0.9%
---------------------------------------------------------------------
Cross Timbers Oil Co.                          1,100       $   30,525
Newfield Exploration Co.(1)                      510           24,193
Vintage Petroleum, Inc.                          200            4,300
---------------------------------------------------------------------
                                                           $   59,018
---------------------------------------------------------------------
Publishing -- 1.0%
---------------------------------------------------------------------
Belo (A.H.) Corp.                              4,000       $   64,000
---------------------------------------------------------------------
                                                           $   64,000
---------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
---------------------------------------------------------------------

Retail - Food and Drug -- 2.1%
---------------------------------------------------------------------
Duane Reade, Inc.(1)                           1,400       $   42,788
Sonic Corp.(1)                                 2,600           60,613
Whole Foods Market, Inc.(1)                      600           36,675
---------------------------------------------------------------------
                                                           $  140,076
---------------------------------------------------------------------
Retail - Specialty and Apparel -- 4.2%
---------------------------------------------------------------------
Callaway Golf Co.                              2,800       $   52,150
Coach, Inc.(1)                                 2,200           63,250
Hot Topic, Inc.(1)                             2,000           32,875
Men's Wearhouse, Inc. (The)(1)                 1,500           40,875
Pacific Sunwear of California, Inc.(1)         3,300           84,563
---------------------------------------------------------------------
                                                           $  273,713
---------------------------------------------------------------------
Semiconductor Equipment -- 1.3%
---------------------------------------------------------------------
LTX Corp.(1)                                   1,300       $   16,839
Pericom Semiconductor Corp.(1)                 1,900           35,150
PRI Automation, Inc.(1)                        1,600           30,000
---------------------------------------------------------------------
                                                           $   81,989
---------------------------------------------------------------------
Semiconductors -- 0.3%
---------------------------------------------------------------------
Actel Corp.(1)                                   800       $   19,350
---------------------------------------------------------------------
                                                           $   19,350
---------------------------------------------------------------------
Software Services -- 5.2%
---------------------------------------------------------------------
About.com, Inc.(1)                               300       $    8,081
Bottomline Technologies, Inc.(1)               1,900           48,806
Critical Path, Inc.(1)                         1,800           55,350
Embarcadero Technologies, Inc.(1)              1,700           76,500
Kana Communications, Inc.(1)                   1,800           20,700
Keynote Systems, Inc.(1)                       3,200           45,400
Peregrine Systems, Inc.(1)                     2,600           51,350
Selectica, Inc.(1)                               700           16,931
SonicWALL, Inc.(1)                             1,200           19,500
---------------------------------------------------------------------
                                                           $  342,618
---------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
---------------------------------------------------------------------
Telecommunication Equipment -- 1.9%
---------------------------------------------------------------------
Anaren Microwave, Inc.(1)                      1,300       $   87,344
Somera Communications, Inc.(1)                 4,000           34,750
---------------------------------------------------------------------
                                                           $  122,094
---------------------------------------------------------------------
Telecommunications Services -- 5.1%
---------------------------------------------------------------------
Alamosa PCS Holdings, Inc.(1)                  3,000       $   24,000
Alliance Fiber Optic Products, Inc.(1)         1,800           10,800
Avici Systems, Inc.(1)                         1,500           36,938
Celeritek, Inc.(1)                             1,300           49,563
Computer Access Technology Corp.(1)            1,300           13,325
MCK Communications, Inc.(1)                    1,100            9,281
New Focus, Inc.(1)                               800           27,800
Novatel Wireless, Inc.(1)                      2,500           30,938
Oplink Communications, Inc.(1)                   500            9,031
Predictive Systems, Inc.(1)                    1,650           11,808
SBA Communications Corp.(1)                    2,100           86,231
Ulticom, Inc.(1)                                 700           23,844
---------------------------------------------------------------------
                                                           $  333,559
---------------------------------------------------------------------
Total Common Stocks
   (identified cost $6,333,723)                            $6,289,014
---------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 13.2%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
---------------------------------------------------------------------
FHLB Discount Note, 5.75%, 1/2/01             $  862       $  861,862
---------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $861,862)                           $  861,862
---------------------------------------------------------------------
Total Investments -- 109.4%
   (identified cost $7,195,585)                            $7,150,876
---------------------------------------------------------------------
Other Assets, Less Liabilities -- (9.4)%                   $ (616,145)
---------------------------------------------------------------------
Net Assets -- 100.0%                                       $6,534,731
---------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2000
Assets
----------------------------------------------------
Investments, at value
   (identified cost, $7,195,585)          $7,150,876
Cash                                           1,171
Receivable for investments sold               12,141
Dividends receivable                             199
----------------------------------------------------
TOTAL ASSETS                              $7,164,387
----------------------------------------------------

Liabilities
----------------------------------------------------
Payable for investments purchased         $  620,880
Payable to affiliate for Trustees' fees          103
Accrued expenses                               8,673
----------------------------------------------------
TOTAL LIABILITIES                         $  629,656
----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $6,534,731
----------------------------------------------------

Sources of Net Assets
----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $6,579,440
Net unrealized depreciation (computed on
   the basis of identified cost)             (44,709)
----------------------------------------------------
TOTAL                                     $6,534,731
----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
DECEMBER 31, 2000 (1)
Investment Income
---------------------------------------------------
Interest                                  $   6,671
Dividends                                     1,772
---------------------------------------------------
TOTAL INVESTMENT INCOME                   $   8,443
---------------------------------------------------

Expenses
---------------------------------------------------
Investment adviser fee                    $  12,665
Custodian fee                                22,530
Legal and accounting services                13,993
Miscellaneous                                 1,607
---------------------------------------------------
TOTAL EXPENSES                            $  50,795
---------------------------------------------------
Deduct --
   Reduction of custodian fee             $   2,603
   Reduction of investment adviser fee       12,665
---------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  15,268
---------------------------------------------------

NET EXPENSES                              $  35,527
---------------------------------------------------

NET INVESTMENT LOSS                       $ (27,084)
---------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(493,002)
---------------------------------------------------
NET REALIZED LOSS                         $(493,002)
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(166,239)
---------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(166,239)
---------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(659,241)
---------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(686,325)
---------------------------------------------------

 (1) For the period from the start of business, May 1, 2000, to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             DECEMBER 31, 2000 (1)
------------------------------------------------------------------
From operations --
   Net investment loss                    $                (27,084)
   Net realized loss                                      (493,002)
   Net change in unrealized
      appreciation (depreciation)                         (166,239)
------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $               (686,325)
------------------------------------------------------------------
Capital transactions --
   Assets contributed by Eaton Vance
      Small Company Growth Fund           $                949,249
   Contributions                                         6,610,077
   Withdrawals                                            (438,280)
------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $              7,121,046
------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $              6,434,721
------------------------------------------------------------------

Net Assets
------------------------------------------------------------------
At beginning of period                    $                100,010
------------------------------------------------------------------
AT END OF PERIOD                          $              6,534,731
------------------------------------------------------------------

 (1) For the period from the start of business, May 1, 2000, to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  PERIOD ENDED DECEMBER 31,
                                           2000(1)
-----------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                              2.22%(2)
   Net expenses after
      custodian fee reduction                2.07%(2)
   Net investment loss                      (1.58)%(2)
Portfolio Turnover                             89%
-----------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                         $6,535
-----------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a
   reduction of the investment adviser fee, an allocation
   of expenses to the Investment Adviser, or both. Had such
   actions not been taken, the ratios would have been as
   follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                  2.96%(2)
   Expenses after custodian
      fee reduction                          2.81%(2)
   Net investment loss                      (2.32)%(2)
-----------------------------------------------------------

 (1) For the period from the start of business, May 1, 2000, to December 31, 2000.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Small Company Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks long-term capital appreciation by investing in publicly traded stocks of small companies that are expected to achieve earnings growth over the long-term that substantially exceeds the average of all publicly traded companies in the United States. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded, or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices on the principal market where the security was traded. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the period from May 1, 2000 (commencement of operations) to December 31, 2000, the fee amounted to $12,665. To reduce net operating loss of the Portfolio, EVM reduced the investment adviser fee by $12,665. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended December 31, 2000, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $8,365,060 and $2,256,017, respectively, for the period from May 1, 2000 (commencement of operations) to December 31, 2000.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $7,245,725
    ----------------------------------------------------
    Gross unrealized appreciation             $  592,734
    Gross unrealized depreciation               (687,583)
    ----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (94,849)
    ----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period ended December 31, 2000.

6 Transfer of Net Assets
-------------------------------------------
   Investment operations began on May 1, 2000 with the acquisition of net assets of Eaton Vance Small Company Growth Fund of $949,249, in exchange for an interest in the Portfolio, including net unrealized appreciation of $121,530. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2000

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF SMALL COMPANY GROWTH PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Small Company Growth Portfolio (the "Portfolio") at December 31, 2000, and the results of its operations, the changes in its net assets and the supplementary data for the period May 1, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 9, 2001

EATON VANCE SMALL COMPANY GROWTH FUND AS OF DECEMBER 31, 2000

INVESTMENT MANAGEMENT

EATON VANCE SMALL COMPANY GROWTH FUND

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

SMALL COMPANY GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF SMALL COMPANY GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE SMALL COMPANY GROWTH FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653
(800) 262-1122

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 Federal Street
Boston, MA 02110

EATON VANCE SMALL COMPANY GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
164-2/01                                                                SCGSRC